Property operating costs and General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee annual salary plus employee benefits	$ 17,883,095	$ 13,501,686	$ 11,744,548
Auditing, legal and consulting expenses	2,357,281	971,629	815,843
Property appraisal and other fees	572,207	682,905	683,681
Marketing expenses	948,211	1,026,804	871,705
Others	379,197	116,997	129,571
Administrative expense	22,139,991	16,300,021	14,245,348
Depreciation	1,578,073	1,463,920	1,601,216
Share-based compensation expense – Note 21.3	8,001,831	6,650,487	5,554,353
Total	$ 31,719,895	$ 24,414,428	$ 21,400,917